AURORA 10Q - UNAUDITED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 11, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income (loss) from operations						$ (132,770,000)	$ (555,866,000)	$ (870,830,000)	$ (239,676,000)
Other income (expense):
Change in fair value of warrants						266,000	20,411,000	28,901,000	(32,790,000)
Net income (loss)						$ (135,408,000)	$ (399,252,000)	$ (888,802,000)	$ (301,128,000)
Basic weighted average shares outstanding						97,444,291	94,402,682	95,303,684	86,984,646
Diluted weighted average shares outstanding						97,444,291	94,402,682	95,303,684	86,984,646
Basic net income (loss) per share						$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share						$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Aurora Acquisition Corp
Formation and operating costs		$ 1,836,939		$ 2,630,587		$ 3,667,595	$ 3,721,876	$ 8,577,543	$ 8,120,280
Income (loss) from operations		(1,836,939)		(2,630,587)		(3,667,595)	(3,721,876)	(8,577,543)	(8,120,280)
Other income (expense):
Interest earned on marketable securities held in Trust Account		192,302		420,489		2,156,230	443,751	4,262,222	19,527
Change in fair value of warrants		253,138		3,813,346		(8,089)	5,891,413	12,868,205	1,576,196
Gain on deferred underwriting fee		0		182,658		0	182,658	182,658	0
Gain on extinguishment of debt	$ 560,000	560,368		0		560,368	0
Net income (loss)		$ (831,131)	$ (127,955)	$ 1,785,906	$ 1,010,040	$ (959,086)	$ 2,795,946	$ 8,735,542	$ (6,527,175)
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding		212,598		24,300,287		7,541,254	24,300,287	24,300,287	19,827,082
Diluted weighted average shares outstanding		212,598		24,300,287		7,541,254	24,300,287	24,300,287	19,827,082
Basic net income (loss) per share		$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)
Diluted net income (loss) per share		$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)
Non-Redeemable Class A and Class B Common Stock | Aurora Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding		8,786,372		10,450,072		9,282,724	10,450,072	10,450,072	9,590,182
Diluted weighted average shares outstanding		8,786,372		10,450,072		9,282,724	10,450,072	10,450,072	9,590,182
Basic net income (loss) per share		$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)
Diluted net income (loss) per share		$ (0.09)		$ 0.05		$ (0.06)	$ 0.08	$ 0.25	$ (0.22)